Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	$ 1,093,316	$ 1,458,616
Current portion of long-term loans payable	1,044,318	1,174,756	$ 4,571,452
Total, net	48,998	283,860	$ 1,425,475
Rushan City Rural Credit Union [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022 and expected to extended one more year.	1,044,318	1,174,756
Individuals and Entities [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Long-term loans due to individuals and entities without interest	$ 48,998	$ 283,860